JPMorgan Municipal ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 93.7% (a)
Alabama — 2.7%
Alabama Federal Aid Highway Finance Authority Series 2015, Rev., 4.00%, 9/1/2024 (b)	3,000,000	3,013,196
Black Belt Energy Gas District
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,095,766
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,000,000	1,060,665
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	820,000	786,776
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	102,028
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,339,125
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,298,832
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	100,000	95,348
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (c)	25,000	24,970
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,122,287
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	2,115,000	2,058,318
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,059,203
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	103,761
Total Alabama		23,160,275
Alaska — 0.0% ^
Alaska Municipal Bond Bank Authority Series 2014-3, Rev., 5.00%, 10/1/2025	20,000	20,257
Arizona — 2.2%
Arizona Board of Regents Series 2020A, Rev., 5.00%, 7/1/2030	105,000	118,506
Arizona Board of Regents, Tax-Exempt Series 2020A Series 2020A, Rev., 5.00%, 7/1/2033	430,000	482,822
Arizona Industrial Development Authority, Academies of Math and Science Projects
Rev., 5.00%, 7/1/2032 (d)	120,000	120,046
Rev., 4.50%, 7/1/2033 (d)	510,000	490,390
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (d)	105,000	100,974
Series 2020A, Rev., 4.00%, 7/15/2040 (d)	125,000	106,326
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2022A, Rev., 5.00%, 11/1/2033	440,000	485,451
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	174,923
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	237,234
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	249,582
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	105,062
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2020A, Rev., 4.00%, 11/1/2038	200,000	193,570
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	250,000	233,914
City of Phoenix Civic Improvement Corp.
Series 2023, Rev., 5.00%, 7/1/2041	2,000,000	2,221,431
Series 2023, Rev., 5.00%, 7/1/2043	4,000,000	4,407,448
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Series 2017D, Rev., 5.00%, 7/1/2026	160,000	168,371
Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,112,728
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375,000	377,809
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500,000	511,097

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	750,000	736,989
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235,000	1,281,946
Series A, Rev., 4.00%, 1/1/2041	1,500,000	1,474,341
Maricopa County Industrial Development Authority, Valley Christian Schools Project
Series 2023A, Rev., 5.25%, 7/1/2033 (d)	360,000	355,195
Series 2023A, Rev., 6.00%, 7/1/2043 (d)	945,000	923,686
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	32,215
Maricopa County Unified School District No. 60 Higley COP, AGM, 5.00%, 6/1/2036	200,000	224,349
Salt River Project Agricultural Improvement & Power District Series 2023B, Rev., 5.25%, 1/1/2053	1,000,000	1,109,068
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	103,503
Total Arizona		19,138,976
Arkansas — 0.1%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	75,916
County of Pulaski
Rev., 5.00%, 3/1/2037	500,000	553,582
Rev., 4.25%, 3/1/2048	250,000	242,285
Total Arkansas		871,783
California — 5.2%
Azusa Unified School District, Election of 2014
Series 2022D, GO, 5.00%, 8/1/2029	125,000	140,484
Series 2022D, GO, 5.00%, 8/1/2032	175,000	203,317
California Community Choice Financing Authority Series 2023 G, Rev., 5.25%, 12/15/2023 (c) (e)	1,000,000	1,041,750
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,660,936
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	6,750,000	6,581,858
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (d)	260,000	249,353
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2040	100,000	102,989
California Infrastructure & Economic Development Bank Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (c) (d)	1,000,000	1,012,743
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	867,817
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	141,037
California Municipal Finance Authority, Waste Management, Inc. Project Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (c)	1,500,000	1,494,064
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (d)	770,000	811,297
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	1,500,000	1,428,295
Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	200,000	185,103
California School Finance Authority, KIPP SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (d)	500,000	511,293
City of Aliso Viejo COP, 4.00%, 11/1/2028	175,000	186,034
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	10,554
Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,850,355
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	72,160
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	90,513
County of San Joaquin, California Refunding Certificates of Participation COP, AGM, 5.00%, 11/15/2027	50,000	54,283

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	255,000	178,883
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (d)	100,000	96,617
Downey Unified School District Series A, GO, 4.00%, 8/1/2052	2,500,000	2,457,562
El Centro Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 10/1/2024	260,000	262,835
Series 2023A, Rev., 5.00%, 10/1/2025	545,000	561,937
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2018A-1, Rev., 5.00%, 6/1/2028 (b)	250,000	274,972
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	303,326
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	363,691
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	453,953
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	232,335
Los Angeles County Development Authority, West LA Building 156 & 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	3,003,825
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	270,242
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	164,712
Orange County Community Facilities District No. 2021-1, Rienda Series 2021-1, Rev., 5.00%, 8/15/2037	500,000	523,616
Petaluma Public Financing Authority, Road Improvement Projects Rev., 5.00%, 5/1/2026	150,000	157,613
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	156,549
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2029	210,000	233,368
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2030	330,000	373,203
Salinas Union High School District, Election of 2020 Series A, GO, 4.00%, 8/1/2047	1,000,000	1,003,606
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,191,532
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,679,245
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	150,143
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	2,000,000	2,030,262
Solano Irrigation District, Water COP, 4.00%, 8/1/2031	285,000	295,716
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	234,715
South San Francisco Public Facilities Financing Authority, Multiple Capital Project Series 2022A, Rev., 5.00%, 6/1/2029	270,000	301,761
State of California, Various Purpose GO, 5.00%, 11/1/2032	335,000	384,519
Tobacco Securitization Authority of Northern California Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	121,014
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,160,059
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	136,739
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	673,981
Yucaipa Valley Water District Financing Authority, Water & Sewer Revenue Series 2022A, Rev., 5.00%, 9/1/2034	500,000	581,698
Total California		44,710,464
Colorado — 2.3%
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (c)	3,300,000	3,302,165
Board of Water Commissioners City and County of Denver (The) Series 2020B, Rev., 4.00%, 9/15/2034	2,015,000	2,099,602
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	1,000,000	1,003,285
City & County of Denver Airport System Series 2018 A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	3,042,763
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	246,392

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
City and County of Denver, Airport System
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,113,949
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	533,608
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500,000	1,646,287
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	79,613
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2051 (d)	150,000	124,947
Colorado Health Facilities Authority, Aberdeen Ridges Series 2021B-3, Rev., 2.13%, 5/15/2028	295,000	270,174
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2025	10,000	10,380
COP, 4.00%, 9/1/2034	335,000	345,228
Colorado Housing and Finance Authority Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	3,000,000	3,193,766
County of Adams
COP, 5.00%, 12/1/2023	60,000	60,000
COP, 5.00%, 12/1/2024	150,000	152,654
Dominion Water and Sanitation District Rev., 5.00%, 12/1/2027	500,000	495,725
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2029	130,000	137,834
Series 2020A, Rev., 5.00%, 1/15/2030	170,000	180,892
Series 2020A, Rev., 5.00%, 7/15/2030	115,000	122,849
Series 2020A, Rev., 5.00%, 1/15/2031	250,000	267,911
Series 2020A, Rev., 4.00%, 7/15/2036	185,000	183,721
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,022,785
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2026	40,000	42,014
Total Colorado		19,678,544
Connecticut — 0.9%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	890,000	884,349
GO, 4.00%, 6/15/2043	1,080,000	1,056,279
City of Norwalk
Series 2023, GO, 4.00%, 8/15/2042	700,000	698,289
Series 2023, GO, 4.00%, 8/15/2043	500,000	496,243
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000,000	1,020,038
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	142,897
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,000,000	2,298,031
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,134,229
University of Connecticut Series 2017A, Rev., 5.00%, 1/15/2028	125,000	132,656
Total Connecticut		7,863,011
Delaware — 0.3%
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	2,190,000	2,190,747
District of Columbia — 1.9%
District of Columbia Series 2023A, GO, 5.00%, 1/1/2036	3,000,000	3,492,215
District of Columbia Income Tax
Series 2023 A, Rev., 5.00%, 5/1/2043 (e)	1,500,000	1,668,096
Series 2023 A, Rev., 5.25%, 5/1/2048 (e)	2,500,000	2,769,833
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	111,418

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	95,129
District of Columbia, Water and Sewer Authority Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,020,135
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	67,371
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	895,782
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,504,469
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,771,784
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,708,685
Total District of Columbia		16,104,917
Florida — 3.2%
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	52,089
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	100,000	85,627
City of Cape Coral, Florida Special Obligation Rev., 5.00%, 10/1/2024	110,000	111,487
City of Jacksonville Series 2022A, Rev., 5.00%, 10/1/2031	250,000	287,654
City of Kissimmee, Sales Tax Rev., 4.00%, 10/1/2025	170,000	173,234
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	26,925
City of Orlando, Capital Improvement Series B, Rev., 5.00%, 10/1/2024	60,000	60,875
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2016B, Rev., 5.00%, 7/1/2024	35,000	35,262
Collier County Educational Facilities Authority Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,973,356
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	55,491
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	40,619
County of Lee Series 2021 B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	2,009,063
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	436,753
County of Miami-Dade, Aviation System Series A, Rev., AMT, 5.00%, 10/1/2034	1,000,000	1,002,405
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	140,000	143,479
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	30,455
County of Pasco
Series 2023A, Rev., AGM, 5.25%, 9/1/2026	275,000	289,537
Series 2023A, Rev., AGM, 5.25%, 9/1/2027	300,000	321,049
Series 2023A, Rev., AGM, 5.25%, 9/1/2028	300,000	325,270
Duval County Public Schools Series 2022-A, COP, AGM, 5.00%, 7/1/2034	500,000	553,106
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	30,455
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	271,477
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	231,573
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	175,000	173,129
Series 2021A, Rev., 4.00%, 7/1/2035	325,000	315,047
Series 2022A-1, Rev., 5.00%, 7/1/2042	215,000	216,306
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	150,000	146,903
Florida Housing Finance Corp.
Series 2023E, Rev., 5.00%, 5/1/2025 (c)	1,320,000	1,342,356
Series 2023C, Rev., 5.00%, 12/1/2025 (c)	1,410,000	1,442,007
Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (c)	1,000,000	1,026,112
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	78,092
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2024	130,000	131,789

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,382,932
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,875,077
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	109,004
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,431,860
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.45%, 5/1/2032	250,000	257,170
5.85%, 5/1/2037	250,000	257,170
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	45,553
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	828,297
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.95%, 12/13/2023 (c)	1,120,000	1,120,000
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	25,763
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	243,205
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2030	100,000	105,450
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2039 (e)	2,085,000	2,328,750
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	127,333
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750,000	759,377
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155,000	134,871
State of Florida Board of Education, Public Education Capital Outlay
Series 2015B, GO, 5.00%, 6/1/2024	30,000	30,280
Series 2016B, GO, 5.00%, 6/1/2026	20,000	21,071
Series 2017B, GO, 5.00%, 6/1/2031	75,000	80,247
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	78,943
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	55,000	56,887
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	43,329
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	10,367
University of Florida Department of Housing & Residence Education Hsg Sys Rev Series 2021A, Rev., 5.00%, 7/1/2026	125,000	131,318
Village Community Development District No. 15
4.25%, 5/1/2028 (d)	350,000	348,043
4.38%, 5/1/2033 (d)	500,000	495,987
Total Florida		27,747,266
Georgia — 4.4%
Bartow County Development Authority Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000,000	1,977,443
City of Atlanta Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,939,216
City of Atlanta, Airport Passenger Facility Charge Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,317,679
Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	249,336
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,158,841
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	26,684
Development Authority of Monroe County (The) Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250,000	1,240,742
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	1,425,000	1,411,975
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,300,000	1,257,834
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	246,243
Lee County School District Series 2022, GO, 5.00%, 2/1/2028	15,000	16,291

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc.
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,619,028
Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,434,104
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	1,750,000	1,798,514
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	4,785,000	4,985,422
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	4,000,000	4,130,071
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,611,458
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2017D, Rev., 4.00%, 7/1/2028	35,000	36,326
Series 2023A, Rev., 5.00%, 7/1/2036	490,000	566,868
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	1,008,523
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,152,203
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	118,035
Rev., 5.25%, 2/1/2035	135,000	158,757
Total Georgia		37,461,593
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	48,380
State of Hawaii
Series B, Rev., 5.00%, 1/1/2027	25,000	26,240
Series FK, GO, 5.00%, 5/1/2033	30,000	31,875
Total Hawaii		106,495
Idaho — 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Series 2021A, Rev., 5.00%, 3/1/2029	35,000	38,031
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	576,578
Total Idaho		614,609
Illinois — 5.0%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	46,682
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,388,931
Series 2023, Rev., 5.00%, 1/1/2037	825,000	897,071
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	210,000	210,255
Series B, Rev., 5.00%, 1/1/2034	40,000	42,059
Chicago O'Hare International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	1,175,000	1,254,883
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,545,000	1,665,198
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	222,326
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,335,000	1,468,682
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,183,019
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., 5.00%, 11/1/2024	625,000	633,210
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	365,000	389,887
City of Decatur GO, 5.00%, 3/1/2027	130,000	135,072
City of Highland Park GO, 4.00%, 12/30/2028	35,000	36,965

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Cook County School District No. 87 Berkeley GO, AGM, 4.00%, 12/1/2030	35,000	36,860
County of Cook, Sales Tax Rev., 5.00%, 11/15/2034	2,000,000	2,111,442
County of Lake, Sales Tax GO, 4.00%, 11/30/2027	100,000	104,367
Illinois Finance Authority Series 2015A, Rev., 5.00%, 10/1/2025 (b)	3,250,000	3,356,258
Illinois Finance Authority, Clark-Lindsey Village Series 2022A, Rev., 5.13%, 6/1/2032	185,000	176,718
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	37,119
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 4.50%, 8/1/2033 (d)	500,000	491,518
Illinois Finance Authority, DePaul College Prep Project Series 2023A, Rev., 5.25%, 8/1/2038 (d)	650,000	652,387
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	332,990
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	213,956
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	245,988
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	200,000	198,012
Series 2022B-2, Rev., 5.25%, 11/15/2027	200,000	199,080
Series 2022B-1, Rev., 6.00%, 11/15/2027	100,000	100,009
Illinois Finance Authority, Smith Crossing Rev., 4.00%, 10/15/2028	350,000	318,068
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,060,533
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2024 (b)	115,000	115,385
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	2,815,000	2,819,061
Illinois State Toll Highway Authority
Series 2014D, Rev., 5.00%, 1/1/2024	25,000	25,034
Series 2019A, Rev., 5.00%, 1/1/2036	250,000	274,966
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	35,038
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	26,390
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2032	175,000	179,264
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	179,118
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	80,000
Metropolitan Water Reclamation District of Greater Chicago, Limited Tax Series 2021C, GO, 5.00%, 12/1/2023	20,000	20,000
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	135,000	142,148
Northern Illinois University, Board of Trustees, Auxiliary Facilities System
Rev., 5.00%, 10/1/2029	300,000	320,159
Rev., 5.00%, 10/1/2030	300,000	320,989
Peoria Tazewell Etc Counties Community College District No. 514 GO, 4.00%, 12/1/2023	35,000	35,000
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,746,907
Sales Tax Securitization Corp., Senior Lien Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,087,245
Southern Illinois University
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	722,920
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	862,929
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	625,938
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	558,776
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	696,978
State of Illinois
GO, 5.00%, 4/1/2024	30,000	30,125
Series 2018A, GO, 5.00%, 10/1/2024	30,000	30,329
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,169,990
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,618,334
Series 2017 A, GO, 5.00%, 12/1/2026	1,000,000	1,043,550

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2022A, GO, 5.00%, 3/1/2029	500,000	538,561
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,128,015
GO, 4.00%, 6/1/2032	1,000,000	1,006,607
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,441,067
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,054,057
Series 2023B, GO, 5.50%, 5/1/2047	375,000	403,370
Series 2023B, GO, 4.50%, 5/1/2048	65,000	62,228
University of Illinois Series 2021A, Rev., 5.00%, 4/1/2029	450,000	495,482
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	134,430
Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	26,597
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	148,838
Total Illinois		43,415,370
Indiana — 1.9%
Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	21,145
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	35,350
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	250,000	195,494
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	200,000	150,840
Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	269,560
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2025	35,000	36,395
Series 2023A, Rev., 5.00%, 10/1/2037	800,000	900,435
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	406,956
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	427,878
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	758,250
Indiana Finance Authority, DePauw University Series 2022A, Rev., 5.00%, 7/1/2031	730,000	773,088
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	215,000	204,067
Indiana Finance Authority, Franciscan Alliance, Inc. Series 2008-J, Rev., VRDO, LOC : Bank of Montreal, 2.10%, 12/1/2023 (c)	2,720,000	2,720,000
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	116,559
Indiana Finance Authority, Parkview Health System, Inc. Series 2009B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.00%, 12/1/2023 (c)	4,475,000	4,475,000
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 5.00%, 6/1/2030	200,000	218,501
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	1,000,000	965,677
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	78,183
Indiana University, Student Fee Series Y, Rev., 5.00%, 8/1/2028	25,000	26,858
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	54,975
Monroe County Community School Corp. GO, 5.00%, 7/15/2027	250,000	266,871
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	35,981
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,242,225
Rev., 5.00%, 7/15/2030	1,150,000	1,278,146
Wheeler-Union Township School Building Corp. Rev., 4.00%, 7/15/2034	400,000	411,993
Total Indiana		16,070,427
Iowa — 0.5%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax
Series 2023, Rev., AGM, 5.00%, 7/1/2035	1,045,000	1,163,562
Series 2023, Rev., AGM, 5.00%, 7/1/2036	1,060,000	1,169,113

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	35,309
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2028	175,000	190,467
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	32,444
Iowa Student Loan Liquidity Corp.
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	615,805
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	940,178
Total Iowa		4,146,878
Kansas — 0.6%
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	250,000	246,837
Series 2022A, Rev., 5.75%, 12/1/2033	250,000	246,457
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2024	105,000	106,625
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	50,947
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	223,133
University of Kansas Hospital Authority, Health System Rev., VRDO, LOC : U.S. Bank NA, 1.95%, 12/1/2023 (c)	4,660,000	4,660,000
Total Kansas		5,533,999
Kentucky — 0.1%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	492,613
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	173,670
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	62,764
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series 2017B, Rev., 5.00%, 5/15/2024	25,000	25,212
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	42,540
Total Kentucky		796,799
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	274,635
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245,000	222,119
Louisiana Public Facilities Authority, Tulane University Project Series 2020A, Rev., 5.00%, 4/1/2029	145,000	158,981
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	2,750,000	2,733,995
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,751
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	5,000,000	5,092,036
Total Louisiana		8,512,517
Maine — 0.3%
Maine Health and Higher Educational Facilities Authority
Series 2023A, Rev., AGM, 5.00%, 7/1/2038	250,000	272,336
Series 2023A, Rev., AGM, 5.00%, 7/1/2039	295,000	318,115
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	76,275
Maine Turnpike Authority Rev., 4.00%, 7/1/2040	2,100,000	2,091,201
Total Maine		2,757,927
Maryland — 2.2%
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,966,808
County of Baltimore Series 2020, GO, 5.00%, 3/1/2025	4,000,000	4,097,293
County of St. Mary's, Public Improvement GO, 4.00%, 7/15/2027	70,000	72,961

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2033	200,000	216,543
Series 2021A, Rev., 4.00%, 6/1/2051	250,000	219,595
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 1.95%, 12/1/2023 (c)	9,300,000	9,300,000
State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	79,428
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 8/1/2025	45,000	46,603
Series 2017B, GO, 5.00%, 8/1/2026	205,000	216,726
State of Maryland, State and Local Facilities Loan of 2021 Series 2021A, GO, 5.00%, 3/1/2031	400,000	460,678
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,169,815
Total Maryland		18,846,450
Massachusetts — 2.0%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	10,278
Commonwealth of Massachusetts
Series 2020 E, GO, 5.00%, 11/1/2050	3,210,000	3,406,360
Series 2023 D, GO, 5.00%, 10/1/2051	10,000,000	10,812,600
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series C, GO, 5.00%, 10/1/2026	25,000	26,557
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	816,597
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	649,287
Series 2023G, Rev., 5.25%, 7/1/2052	1,000,000	1,043,097
Massachusetts Development Finance Agency, Milford Regional Medical Center Series 2020G, Rev., 5.00%, 7/15/2037 (d)	245,000	228,038
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.00%, 1/1/2030	235,000	225,014
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	214,316
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	48,354
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	30,559
Total Massachusetts		17,511,057
Michigan — 1.3%
Berrien Springs Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	276,060
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,510,748
Rev., 4.00%, 4/1/2045	1,705,000	1,659,892
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	480,000	511,699
Series 2021A, GO, 5.00%, 4/1/2035	400,000	420,296
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,319,852
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,018,357
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,159,196
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,076,771
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2026	175,000	182,474
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038 (e)	1,000,000	1,125,120
Michigan State Building Authority, Facilities Program Series 2023-II, Rev., 4.00%, 10/15/2047	675,000	663,984

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	25,000	25,859
State of Michigan Trunk Line, Rebuilding Michigan Program Series 2021A, Rev., 4.00%, 11/15/2036	395,000	408,844
Total Michigan		11,359,152
Minnesota — 1.3%
City of Mankato
Series 2022B, GO, 5.00%, 2/1/2027	250,000	266,864
Series 2022B, GO, 5.00%, 2/1/2029	755,000	835,073
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	187,899
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	159,315
County of Hennepin Series 2023 A, GO, 5.00%, 12/1/2034	2,000,000	2,369,910
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	98,535
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2041	2,800,000	2,810,283
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,500,000	2,660,666
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,004,526
State of Minnesota, Various Purpose Series 2020A, GO, 5.00%, 8/1/2030	350,000	399,151
University of Minnesota Series 2017B, Rev., 5.00%, 12/1/2025	15,000	15,565
Total Minnesota		10,807,787
Mississippi — 0.0% ^
Mississippi Development Bank, Ranking County Project Rev., 5.00%, 3/1/2026	205,000	214,119
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	36,005
State of Mississippi
Series 2015F, GO, 5.00%, 11/1/2025 (b)	35,000	36,336
Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,817
Series 2018A, GO, 5.00%, 11/1/2026 (b)	60,000	63,730
University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	42,007
Total Mississippi		413,014
Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	40,459
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	120,254
City of Kansas City, Sanitary Sewer System Series 2018B, Rev., 5.00%, 1/1/2033	25,000	27,086
Health and Educational Facilities Authority of the State of Missouri
Rev., 4.00%, 2/15/2035	390,000	370,434
Rev., 4.00%, 2/15/2036	580,000	546,354
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	214,179
Health and Educational Facilities Authority of the State of Missouri, Lake Regional Health System Rev., 5.00%, 2/15/2027	225,000	229,976
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	980,309
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	194,490
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	168,817
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	310,105
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	202,548
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	285,000	279,146
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	48,202

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	25,390
Springfield School District No. R-12 GO, 4.00%, 3/1/2042	1,800,000	1,812,955
Total Missouri		5,570,704
Montana — 0.2%
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,848,292
Nebraska — 0.8%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	336,151
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 12/28/2023 (c)	3,000,000	3,007,872
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,335,000	1,373,730
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	89,695
Rev., 5.00%, 9/1/2028	50,000	53,305
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	52,217
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	254,135
Omaha Public Power District Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,123,416
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	20,242
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	41,772
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	31,306
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2024	155,000	155,159
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	36,447
Total Nebraska		6,575,447
Nevada — 0.8%
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	102,157
Series 2018A, GO, 4.00%, 6/15/2035	90,000	91,845
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2043	4,000,000	4,356,986
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	500,000	516,725
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	26,809
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	130,215
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	171,591
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,152,348
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	53,636
Total Nevada		6,602,312
New Hampshire — 0.8%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	287,171
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	799,285
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	950,684
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	730,652
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	878,817
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,591,420
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,064,243
Total New Hampshire		7,302,272

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — 2.4%
Borough of North Haledon GO, BAN, 4.50%, 6/26/2024	5,000,000	5,018,145
Burlington County Bridge Commission, Government Leasing Program Rev., 4.50%, 8/7/2024	1,750,000	1,761,124
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,023
New Jersey Economic Development Authority Series 2024SSS, Rev., 5.00%, 6/15/2026 (e)	1,000,000	1,027,002
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	160,000	167,043
New Jersey Transportation Trust Fund Authority Series 2023 BB, Rev., 5.25%, 6/15/2050	3,500,000	3,754,401
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	257,198
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,155,243
New Jersey Turnpike Authority
Series 2020D, Rev., 5.00%, 1/1/2028	200,000	208,833
Series 2022B, Rev., 5.00%, 1/1/2042	1,500,000	1,646,937
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	10,283
Township of Raritan GO, BAN, 4.50%, 4/29/2024	5,000,000	5,012,922
Total New Jersey		21,029,154
New Mexico — 0.6%
Albuquerque Municipal School District No. 12 Series 2023B, GO, 5.00%, 8/1/2024	590,000	596,810
City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	247,090
Loving Municipal School District No. 10 Series 2023, GO, 5.00%, 9/15/2024	3,875,000	3,921,731
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016E, Rev., 5.00%, 6/1/2024	25,000	25,236
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	107,460
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	25,000	25,735
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2024	305,000	306,365
Total New Mexico		5,230,427
New York — 16.1%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2032	100,000	105,611
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project Rev., 5.00%, 7/1/2034	205,000	222,231
Build NYC Resource Corp., KIPP NYC Public School Facilities - Canal West Project Rev., 5.00%, 7/1/2033	585,000	637,021
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	100,000	79,977
Series 2021A, Rev., 4.00%, 6/15/2051 (d)	150,000	107,920
City of New York Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,249,485
City of New York, Fiscal Year 2006 Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 1.95%, 12/1/2023 (c)	10,000,000	10,000,000
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.95%, 12/1/2023 (c)	4,400,000	4,400,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	113,094
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	109,501
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2033	160,000	180,749
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	209,478
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	268,322
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,115,185
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,650,000	1,920,784
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,225,000	1,197,593
County of Erie, Public Improvement Series 2019A, GO, 5.00%, 9/15/2025	25,000	25,927
County of Onondaga GO, 5.00%, 3/15/2026	20,000	20,103

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	31,983
Falconer Central School District GO, 4.00%, 12/15/2034	1,145,000	1,172,543
Malone Central School District GO, BAN, 4.50%, 6/27/2024	5,000,000	5,016,016
Metropolitan Transportation Authority Series 2015 E-1, Rev., VRDO, LOC : Bank of Montreal, 2.10%, 12/1/2023 (c)	2,300,000	2,300,000
New York City Municipal Water Finance Authority
Series 2019FF-1, Rev., 4.00%, 6/15/2049	1,530,000	1,495,835
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,290,016
Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,981,683
New York City Municipal Water Finance Authority, Second General Resolution
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.95%, 12/1/2023 (c)	2,100,000	2,100,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	783,350
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 2.10%, 12/1/2023 (c)	2,105,000	2,105,000
New York City Transitional Finance Authority Building Aid, Subordinate
Series 2019 S-2A, Rev., 5.00%, 7/15/2025 (b)	45,000	46,387
Series 2019S-2A, Rev., 5.00%, 7/15/2025	5,000	5,152
Series 2023, Subseries S-1A, Rev., 5.00%, 7/15/2035	800,000	919,817
Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,498,170
New York City Transitional Finance Authority Future Tax Secured Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,205,695
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	113,715
New York City Transitional Finance Authority, Future Tax Secured
Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	780,347
Series 2020A, Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	283,127
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	5,000,000	4,908,904
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 2003A-4, Rev., VRDO, LIQ : TD Bank NA, 1.95%, 12/1/2023 (c)	5,090,000	5,090,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.00%, 12/1/2023 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 5.00%, 5/1/2030	550,000	582,648
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	25,000	26,576
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,211,541
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,694,650
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	525,000	601,261
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,766,931
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	1,000,000	1,070,547
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	2,750,000	2,953,117
New York State Dormitory Authority Series 2015B, Rev., 5.00%, 2/15/2035	4,000,000	4,061,826
New York State Dormitory Authority, Columbia University Series 2018B, Rev., 5.00%, 10/1/2038	25,000	26,674
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	161,218
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	75,386
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,250,715
Series 2021A, Rev., 4.00%, 3/15/2037	990,000	1,011,285

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2021E, Rev., 4.00%, 3/15/2040	3,000,000	3,008,160
New York State Dormitory Authority, State Personal Income Tax
Series 2021E, Rev., 5.00%, 3/15/2033	1,610,000	1,875,171
Series 2021 E, Rev., 4.00%, 3/15/2042	1,000,000	991,135
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2031	25,000	27,302
New York State Dormitory Authority, State Supported Debt University Facilities Series 2019A, Rev., 5.00%, 7/1/2024	25,000	25,273
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen, 2.05%, 12/1/2023 (c)	5,000,000	5,000,000
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A-1, Rev., 5.00%, 12/26/2023	25,000	25,030
Series 2016A, Rev., 5.00%, 3/15/2026 (b)	30,000	31,370
Series 2017A, Rev., 5.00%, 3/15/2027 (b)	150,000	161,401
Series 2020A, Rev., 4.00%, 3/15/2045	500,000	489,660
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,427,063
New York Transportation Development Corp. Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,000,000	2,013,700
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,430,000	1,448,425
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,241,512
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 7/1/2027	100,000	104,197
Rev., 5.00%, 7/1/2031	360,000	383,421
Series 2020B, Rev., 5.00%, 7/1/2032	250,000	263,437
Port Authority of New York and New Jersey, Consolidated
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,078,457
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	505,276
Port Washington Union Free School District GO, 4.00%, 8/1/2036	1,370,000	1,432,127
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,610,623
GO, 4.00%, 6/1/2036	2,125,000	2,222,486
GO, 4.00%, 6/1/2037	2,000,000	2,068,082
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (d)	340,000	275,171
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,299,824
Town of Stony Point GO, 5.00%, 8/15/2027	75,000	80,931
Triborough Bridge & Tunnel Authority Sales Tax Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,173,058
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,140,908
Tully Central School District GO, BAN, 4.50%, 6/27/2024	5,000,000	5,018,514
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	240,416
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	250,000	238,876
Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	250,000	233,458
Yonkers Industrial Development Agency, New Community School Project Rev., 5.00%, 5/1/2042	1,445,000	1,552,412
Total New York		137,971,972
North Carolina — 0.6%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570,000	594,241
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	420,636
Series 2023B, COP, 5.00%, 6/1/2027	460,000	494,708

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
City of Sanford
Series 2023, Rev., 5.00%, 4/1/2034	390,000	451,011
Series 2023, Rev., 5.00%, 4/1/2036	140,000	159,737
County of Davidson GO, 5.00%, 6/1/2027	35,000	37,641
County of Duplin Rev., 5.00%, 6/1/2028	65,000	70,204
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	25,222
State of North Carolina, Build NC Programs, Limited Obligation
Series 2014C, Rev., 5.00%, 5/1/2024	25,000	25,192
Series 2020B, Rev., 5.00%, 5/1/2029	100,000	111,454
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 1.95%, 12/1/2023 (c)	2,900,000	2,900,000
Total North Carolina		5,290,046
North Dakota — 0.6%
City of Grand Forks
Series 2023A, Rev., AGM, 5.00%, 12/1/2039	400,000	429,059
Series 2023A, Rev., AGM, 5.00%, 12/1/2040	350,000	373,692
North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2023	115,000	115,000
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 12/13/2023 (c)	1,725,000	1,725,000
Series 2023A, Rev., 5.75%, 7/1/2053	2,250,000	2,381,823
Total North Dakota		5,024,574
Ohio — 2.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2029	330,000	350,878
American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	25,903
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	25,203
Buckeye Tobacco Settlement Financing Authority Series 2020B-2, Class 2, Rev., 5.00%, 6/1/2055	250,000	220,559
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2023	175,000	175,000
City of Cleveland Series 2022A, GO, 5.00%, 12/1/2035	460,000	525,215
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	15,916
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	340,000	321,590
County of Franklin, CHE Trinity Health Credit Group Series 2013 OH, Rev., 4.30%, 2/1/2024 (c)	3,000,000	3,003,180
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	114,947
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2019A, Rev., 4.00%, 7/1/2033	205,000	201,695
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,090,267
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	2,000,633
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	1,500,000	1,505,303
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2031	400,000	408,968
Rev., 5.75%, 9/1/2037	500,000	518,371
Ohio Higher Educational Facility Commission, Denison University Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	77,424
Ohio Higher Educational Facility Commission, John Carroll university Rev., 4.00%, 10/1/2034	440,000	434,605
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	123,393
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	160,000	160,099
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	144,270
Ohio Water Development Authority Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,544,345
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2023B, Rev., 5.00%, 12/1/2038	1,500,000	1,695,393

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2020 A, Rev., 5.00%, 12/1/2050	1,000,000	1,063,255
Ohio Water Development Authority, Drinking Water Assistance Fund Series 2022A, Rev., 5.00%, 12/1/2041	1,000,000	1,109,061
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	31,585
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2017A, Rev., 5.00%, 12/1/2026	45,000	47,947
State of Ohio Series 2021B, GO, 5.00%, 9/15/2031	210,000	243,384
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018A, Rev., 5.00%, 10/1/2034	220,000	239,521
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	27,050
State of Ohio, Infrastructure Improvement Series 2018A, GO, 5.00%, 9/1/2028	25,000	27,572
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	37,911
Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2030	490,000	512,374
Total Ohio		18,022,817
Oklahoma — 0.6%
Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2025	1,000,000	1,010,224
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series 2018C, Rev., 5.00%, 1/1/2030	10,000	10,696
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	47,514
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	101,000
Oklahoma Water Resources Board Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,759,172
Total Oklahoma		4,928,606
Oregon — 0.3%
Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	26,812
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375,000	308,224
Salem Hospital Facility Authority, Multi Model, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2028	75,000	80,302
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,206,551
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2018A, Rev., 5.00%, 9/1/2027 (b)	45,000	48,671
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	307,658
Series 2022, Rev., 5.00%, 7/1/2028	400,000	417,979
Total Oregon		2,396,197
Pennsylvania — 6.8%
Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	185,665
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2048	1,500,000	1,622,396
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000,000	1,075,472
Allegheny County Higher Education Building Authority Series 2024, Rev., 5.00%, 3/1/2043 (e)	3,500,000	3,737,300
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon Corp. (The), 2.35%, 12/1/2023 (c)	6,000,000	6,000,000
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	244,725
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	37,912
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2032	115,000	133,840
Series 2022A, Rev., AGM, 5.00%, 12/1/2033	105,000	122,673
Series 2022A, Rev., AGM, 5.00%, 12/1/2036	380,000	432,834
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,085,646
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	238,417

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Commonwealth of Pennsylvania Series 1, GO, 4.00%, 4/1/2033	2,000,000	2,000,702
County of Chester GO, 5.00%, 11/15/2027	30,000	32,640
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	174,756
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,031,863
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	250,000	259,262
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 2.20%, 12/1/2023 (c)	5,000,000	5,000,000
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	278,888
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	132,571
Montgomery County Industrial Development Authority Series 2023A, Rev., 4.10%, 4/3/2028 (c)	2,250,000	2,253,438
Pennsylvania Economic Development Financing Authority Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,023,975
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	425,000	428,998
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	73,311
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2023-141A, Rev., 5.75%, 10/1/2053	4,960,000	5,250,778
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	113,120
Series A-1, Rev., 5.00%, 12/1/2031	60,000	64,431
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	582,219
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,137,717
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	833,291
Series 2023, Rev., 5.00%, 12/1/2039	500,000	523,606
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,119,976
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2027	610,000	637,391
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	926,559
Series 2023A, Rev., 5.00%, 11/1/2038	850,000	931,753
Series 2023A, Rev., 5.00%, 11/1/2041	1,265,000	1,358,510
School District of Philadelphia (The) Series 2024A, Rev., RAN, 5.00%, 6/28/2024	4,750,000	4,784,107
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	26,253
Swarthmore Borough Authority Series 2023, Rev., 5.00%, 9/15/2053	1,500,000	1,629,421
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	168,885
GO, 5.00%, 1/1/2037	175,000	194,493
GO, 4.00%, 1/1/2042	970,000	969,203
GO, 4.00%, 1/1/2047	700,000	676,634
Township of Palmer Series 2020C, GO, 4.00%, 11/15/2031	175,000	182,017
Township of Upper St. Clair Series 2016A, GO, 4.00%, 6/1/2025	20,000	20,278
University of Pittsburgh-of the Commonwealth System of Higher Education Series 2023 A, Rev., 5.00%, 2/15/2034	3,000,000	3,553,634
Total Pennsylvania		58,291,560
Rhode Island — 0.0% ^
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	81,871
South Carolina — 0.7%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	269,901
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,320,000	2,288,610

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Patriots Energy Group Financing Agency Series 2023 SUB B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,833,567
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	115,823
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	10,831
University of South Carolina, Athletic Facilities Series 2022A, Rev., 5.00%, 5/1/2034	415,000	473,543
Total South Carolina		5,992,275
South Dakota — 0.2%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	25,000
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2027	35,000	36,882
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	36,166
South Dakota Housing Development Authority Series 2023J, Rev., GNMA / FNMA / FHLMC, 3.88%, 12/13/2023 (c) (e)	2,000,000	2,004,545
Total South Dakota		2,102,593
Tennessee — 3.4%
City of Clarksville
Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,969,147
Series 2021A, Rev., 4.00%, 2/1/2051	1,000,000	964,378
City of Knoxville, Wastewater System Series 2022B, Rev., 4.00%, 4/1/2045	2,765,000	2,747,787
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	189,383
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	25,065
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	136,654
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	26,757
County of Robertson GO, 5.00%, 6/1/2025	25,000	25,724
County of Shelby, Public Improvement Series 2019A, GO, 5.00%, 4/1/2027	105,000	112,585
County of Sullivan GO, 5.00%, 5/1/2026	30,000	31,473
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	51,167
County of Williamson GO, 5.00%, 4/1/2024	20,000	20,121
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2024	625,000	628,794
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,031,532
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	468,780
Series 2023, Rev., 5.00%, 5/1/2038	400,000	431,282
Series 2023, Rev., 5.00%, 5/1/2041	500,000	530,535
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	355,000	312,234
Metropolitan Government of Nashville and Davidson County
Series A, GO, 5.00%, 7/1/2025	10,000	10,312
GO, 5.00%, 7/1/2031	2,000,000	2,189,859
Metropolitan Government of Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2024	10,000	10,084
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2036	600,000	676,646
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	664,094
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	511,683
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare
Series 2017A, Rev., 5.00%, 5/1/2024	155,000	155,856
Series 2017A, Rev., 5.00%, 5/1/2027	200,000	210,896
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	134,244

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	128,109
State of Tennessee
Series A, GO, 5.00%, 9/1/2024 (b)	25,000	25,347
Series 2023A, GO, 5.00%, 5/1/2038	10,000,000	11,284,021
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	1,250,000	1,278,286
Total Tennessee		28,982,835
Texas — 8.0%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	75,265
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500,000	544,608
GO, PSF-GTD, 5.00%, 2/15/2048	5,615,000	6,024,893
Angleton Independent School District, Unlimited Tax GO, 5.00%, 2/15/2036	2,140,000	2,414,542
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	167,778
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	154,625
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	162,192
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	142,443
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	111,005
Rev., PSF-GTD, 5.00%, 8/15/2031	120,000	134,911
Rev., PSF-GTD, 5.00%, 8/15/2032	125,000	140,250
Austin Independent School District, Unlimited Tax Series 2022B, GO, PSF-GTD, 5.00%, 8/1/2028	50,000	54,873
Board of Regents of the University of Texas System, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	50,664
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	89,016
City of Austin, Airport System
Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	259,026
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,098,121
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,003,651
City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	100,000	101,924
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	372,140
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375,000	1,408,336
City of Georgetown, Utilities System
Series 2023, Rev., 5.00%, 8/15/2025	520,000	534,982
Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,506,753
City of Grand Prairie GO, 4.00%, 2/15/2037	600,000	611,688
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 5.00%, 7/1/2033	150,000	164,165
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	49,312
City of League City, Combination Tax GO, 5.00%, 2/15/2027	20,000	20,785
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	26,345
City of San Angelo GO, 5.00%, 2/15/2027	20,000	21,253
City of San Antonio, Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041	1,560,000	1,747,925
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	181,245
Clifton Higher Education Finance Corp.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2025	195,000	199,194
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	259,318
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	283,799
Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	963,011

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	202,509
Rev., PSF-GTD, 4.00%, 4/1/2031	75,000	77,300
Clint Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	25,088
County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	26,466
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	20,826
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	25,565
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	41,783
Crandall Independent School District Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	595,000	634,495
Crandall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	1,000,000	1,074,556
Crowley Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,118,146
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,100,000	5,629,850
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,451
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	200,000	203,460
Denton Independent School District Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043	1,805,000	1,986,136
Glen Rose Independent School District Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,103,062
Glen Rose Independent School District, Unlimited tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,112,808
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	25,297
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	166,531
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,103,780
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2017A, Rev., 5.00%, 11/1/2025	45,000	46,649
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Series B, Rev., 5.00%, 11/1/2029	25,000	26,860
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	20,594
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	21,502
North Texas Tollway Authority System, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	3,740,000	3,886,139
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	65,773
Northwest Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,757,720
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2024	85,000	85,928
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	26,514
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	100,000	82,005
San Antonio Water System, Junior Lien Series 2017A, Rev., 5.00%, 5/15/2025	25,000	25,701
Sherman Independent School District, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	27,095
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	50,782
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	63,205
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,000,000	2,200,667
Tarrant Regional Water District Water Supply System Series 2022, Rev., 5.00%, 3/1/2048	4,930,000	5,208,705
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	25,577
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	164,612
Texas Private Activity Bond Surface Transportation Corp. Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,700,000	2,858,826
Texas Public Finance Authority
Series 2023, Rev., 5.00%, 5/1/2026	500,000	517,458
Series 2023, Rev., 5.00%, 5/1/2027	625,000	657,194
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	2,990,719
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2024	35,000	35,124

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board
Series 2023 A, Rev., 5.00%, 10/15/2024	1,000,000	1,016,488
Series 2023 A, Rev., 5.00%, 10/15/2037	1,700,000	1,942,235
Series 2023 A, Rev., 5.00%, 10/15/2058	1,725,000	1,842,862
Tomball Independent School District Series 2018, GO, PSF-GTD, 5.00%, 2/15/2024	110,000	110,400
Trinity River Authority
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,279,629
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,327,036
Series 2023, Rev., 5.00%, 2/1/2041	700,000	772,530
Series 2023, Rev., 5.00%, 2/1/2042	675,000	742,899
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	62,555
Total Texas		68,620,130
Utah — 1.2%
City of Salt Lake City, Airport System
Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,522,706
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,060,000	1,148,291
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750,000	1,848,447
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	155,000	165,240
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	50,302
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	70,037
Metropolitan Water District of Salt Lake and Sandy Series 2021A, Rev., 4.00%, 7/1/2030	365,000	390,653
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	102,096
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	150,000	131,940
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	130,000	132,213
Rev., 5.00%, 10/15/2032	310,000	315,959
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2033	250,000	287,354
Rev., 5.25%, 6/1/2034	325,000	373,518
Rev., 5.25%, 6/1/2035	580,000	664,231
Utah Transit Authority Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,377,162
Utah Transit Authority, Sales Tax Series 2007A, Rev., BHAC - CR, MBIA, 5.00%, 6/15/2035	295,000	342,404
Total Utah		9,922,553
Virginia — 2.1%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	188,883
Commonwealth of Virginia Series 2018A, GO, 5.00%, 6/1/2030	25,000	27,439
County of Fairfax
Series 2023A, GO, 4.00%, 10/1/2038	2,000,000	2,052,563
Series 2023A, GO, 4.00%, 10/1/2039	2,000,000	2,043,381
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	93,708
Isle of Wight County Economic Development Authority Series 2023, Rev., AGM, 5.25%, 7/1/2043 (e)	1,500,000	1,624,395
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 2.96%, 12/13/2023 (c)	4,000,000	4,000,000
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program Rev., 5.00%, 6/1/2040	640,000	711,203
Virginia College Building Authority Series 2023A, Rev., 4.00%, 9/1/2040	1,485,000	1,510,965
Virginia Commonwealth Transportation Board Rev., 4.00%, 5/15/2045	2,000,000	2,007,291

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (c)	1,500,000	1,504,425
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032	250,000	248,383
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,953,503
Total Virginia		17,966,139
Washington — 3.3%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 4.00%, 12/1/2036	1,000,000	1,015,574
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	2,018,967
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	30,510
City of Bonney Lake, Water and Sewer System Rev., 4.00%, 12/1/2030	10,000	10,184
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	20,496
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	35,429
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	89,291
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	54,584
County of King Series 2023 B, GO, 5.00%, 12/1/2053	6,055,000	6,509,023
County of King, Limited Tax
Series 2013B, GO, 5.00%, 3/5/2024	20,000	20,086
Series 2015A, GO, 5.00%, 7/1/2025	50,000	51,050
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	10,280
County of Spokane, Limited Tax Series 2022A, GO, 5.00%, 12/1/2042	900,000	985,773
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	26,310
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,775,379
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	59,135
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	37,732
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024 (b)	105,000	106,920
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2023	160,000	160,000
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2026	20,000	21,280
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	35,661
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	48,093
North Thurston Public Schools, Unlimited Tax GO, 4.00%, 12/1/2036	2,100,000	2,154,640
Pierce County School District No. 403 Bethel, Unlimited Tax GO, 4.00%, 12/1/2023	20,000	20,000
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	51,992
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	400,000	371,054
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2025	25,000	25,996
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,472
Snohomish County School District No. 6 Mukilteo, Unlimited Tax GO, 5.00%, 12/1/2023	105,000	105,000
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	20,364
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	57,090
State of Washington, Various Purpose
Series 2021B, GO, 5.00%, 6/1/2033	1,000,000	1,125,998
Series 2020C, GO, 5.00%, 2/1/2043	700,000	750,570
Series 2023B, GO, 5.00%, 2/1/2043	2,000,000	2,204,001
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,272,684
Series 2024B, GO, 5.00%, 6/1/2044	3,000,000	3,305,772
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	32,031
Washington State Housing Finance Commission
Series 2023A, Rev., 5.00%, 7/1/2026	285,000	290,710

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2023A, Rev., 5.00%, 7/1/2027	350,000	360,835
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (d)	1,215,000	1,311,183
Total Washington		28,607,149
West Virginia — 0.5%
State of West Virginia Series 2019 A, GO, 5.00%, 12/1/2035	1,055,000	1,158,010
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	1,800,000	1,913,102
West Virginia Hospital Finance Authority, Vandalia Health Group Series 2023B, Rev., AGM, 5.00%, 9/1/2040	1,000,000	1,041,837
Total West Virginia		4,112,949
Wisconsin — 1.5%
City of Oshkosh, Sewer
Series 2022E, Rev., 5.00%, 5/1/2027	550,000	588,392
Series 2022E, Rev., 5.00%, 5/1/2029	605,000	667,885
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	175,320
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	194,762
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	61,542
Public Finance Authority
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	267,880
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	459,606
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	814,612
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	268,451
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	563,028
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2029	1,155,000	1,173,525
Series 2022, Rev., 5.00%, 4/1/2030	1,215,000	1,233,504
Series 2022, Rev., 5.00%, 4/1/2031	1,275,000	1,293,499
Series 2022, Rev., 5.00%, 4/1/2032	665,000	673,704
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	198,372
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	500,000	518,690
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2032	365,000	373,696
Rev., 5.00%, 6/15/2042	380,000	360,548
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (d)	150,000	154,028
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2024	40,000	40,702
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	52,285
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,480,411
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio Series 20161, Rev., 5.00%, 6/1/2024 (b)	65,000	65,546
State of Wisconsin, Environmental Improvement Fund
Series 2018A, Rev., 5.00%, 6/1/2025	35,000	36,081
Series 2018A, Rev., 5.00%, 6/1/2026	20,000	21,042
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	10,042
Wisconsin Department of Transportation
Series 2017 2, Rev., 5.00%, 7/1/2031	180,000	192,178
Series 2017 2, Rev., 5.00%, 7/1/2032	50,000	53,365

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175,000	166,464
Rev., 4.00%, 1/1/2027	175,000	162,515
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	141,553
WPPI Energy Series 2016A, Rev., 5.00%, 7/1/2024	170,000	171,661
Total Wisconsin		12,634,889
Total Municipal Bonds (Cost $798,007,552)		804,948,077
U.S. Treasury Obligations — 0.5%
U.S. Treasury Notes 3.88%, 4/30/2025 (Cost $3,988,363)	4,000,000	3,940,312
	SHARES
Short-Term Investments — 7.0%
Investment Companies — 7.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (f) (g) (Cost $60,345,875)	60,344,403	60,350,438
Total Investments — 101.2% (Cost $862,341,790)		869,238,827
Liabilities in Excess of Other Assets — (1.2)%		(10,000,568)
NET ASSETS — 100.0%		859,238,259

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Insured by Municipal Bond Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	27	03/28/2024	USD	5,522,344	14,361
U.S. Treasury 5 Year Note	63	03/28/2024	USD	6,736,570	26,124
					40,485

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD9,350,000	(84,195)	(367,747)	(451,942)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$804,948,077	$—	$804,948,077
U.S. Treasury Obligations	—	3,940,312	—	3,940,312

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$60,350,438	$—	$—	$60,350,438
Total Investments in Securities	$60,350,438	$808,888,389	$—	$869,238,827
Appreciation in Other Financial Instruments
Futures Contracts	$40,485	$—	$—	$40,485
Depreciation in Other Financial Instruments
Swaps	—	(367,747)	—	(367,747)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$40,485	$(367,747)	$—	$(327,262)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$28,406,555	$333,283,774	$301,342,591	$(87)	$2,787	$60,350,438	60,344,403	$1,359,382	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.